Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SG BLOCKS, INC.
Entity Central Index Key	0001023994
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the registration statement on Form S-1 (File No. 333-178321) (the "Registration Statement"), is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the Securities and Exchange Commission on February 10, 2012, to (i) include the consolidated financial statements for 2010 and 2011 that were contained in the registrant's Annual Report on Form 10-K for the fiscal year ended December 31, 2011, filed on March 30, 2012, and (ii) make certain other updating revisions to the information contained herein.
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes